Fair Value of Financial Instruments - Fair Value (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents - Book Value	$ 94,881	$ 77,991
Cash and cash equivalents - Fair Value	94,881	77,991
Restricted cash - Book Value	16,303	736
Restricted cash - Fair Value	16,303	736
Investments in available-for-sale securities - Book Value	222	189
Investments in available-for-sale securities - Fair Value	222	189
Loan receivable from affiliate companies - Book Value	0	24,495
Loan receivable from affiliate companies - Fair Value	0	24,495
Long-term receivable from affiliate company - Book Value	0	5,328
Long-term receivable from affiliate company - Fair Value	0	5,328
Senior and ship mortgage notes, net - Book Value	(1,263,566)	(1,170,679)
Senior and ship mortgage notes, net - Fair Value	(1,054,616)	(875,228)
Long-term debt, including current portion - Book Value	(191,636)	(262,030)
Long-term debt, including current portion - Fair Value	(193,043)	(264,498)
Loan payable to affiliate companies, including current portion - Book Value	(129,227)	(130,538)
Loan payable to affiliate companies, including current portion - Fair Value	(129,227)	(130,538)
Long-term payable to affiliate companies - Book Value	0	(5,000)
Long-term payable to affiliate companies - Fair Value	$ 0	$ (5,000)